Schedule of Exploration Expenses (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Exploration Expenses
Consulting fees	$ 256,275	$ 106,029	$ 18,842
Land & camp maintenance	254,910	452,282	332,705
Transportation & travel	29,887	7,502	6,081
Other	2,250
Total	$ 543,322	$ 565,813	$ 357,628